WARRANTS (Tables)	6 Months Ended
Jun. 30, 2013
Warrants Tables
Warrants outstanding

The Company has the following shares of common stock reserved for the warrants outstanding as of June 30, 2013:

	June 30, 2013
		Weighted
		Average
		Exercise
	Shares	Price

Warrants outstanding – beginning of year	6,711,733	$0.35
Warrants exercised	-	-
Warrants granted	2,028,137	0.19
Warrants expired	-	-

Warrants outstanding – end of period	8,739,870	$0.32

Weighted exercise price and weighted fair value of the warrants granted

The weighted exercise price and weighted fair value of the warrants granted by the Company as of June 30, 2013, are as follows:

June 30, 2013
Weighted
	Average	Weighted
	Exercise	Average
	Price	Fair Value

Weighted average of warrants granted during the six months whose exercise price exceeded fair market value at the date of grant	$0.32	$0.46

Weighted average of warrants granted during the six months whose exercise price was equal or lower than fair market value at the date of grant	$-	$-

Summarizes information about fixed-price warrants outstanding

The following table summarizes information about fixed-price warrants outstanding:

Range of Exercise Prices	Number Outstanding at June 30, 2013	Average Remaining Contractual Life	Weighted Average Exercise Price

$0.33	5,588,400	15 Months	$0.33
$0.46	600,000	26 Months	$0.46
$0.46	150,000	31 Months	$0.46
$0.85	40,000	29 Months	$0.85
$0.40	333,333	29 Months	$0.40
$0.33	515,637	55 Months	$0.33
$0.16	875,000	57 Months	$0.16
$0.11	637,500	58 Months	$0.11
	8,739,870